Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories and the allowances for excess and obsolete inventory

EURm	2023	2022
Raw materials and semi-finished goods	1 156	1 075
Finished goods	980	1 375
Contract work in progress	583	815
Total	2 719	3 265